LEASES (Details Narrative)					12 Months Ended
	Jun. 15, 2023 USD ($)	Jun. 15, 2023 MYR (RM)	May 01, 2023 USD ($)	May 01, 2023 MYR (RM)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expenses					$ 55,828	$ 41,090	$ 56,690
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent					$ 95
Lease term					60 months
Lease Agreement [Member] | Berjaya Steel Works Snd Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease description	term of two years from May 1, 2023 to April 30, 2025	term of two years from May 1, 2023 to April 30, 2025
Lease Agreement [Member] | Woon Chun Yin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease description			term of two years from May 1, 2023 to April 30, 2025	term of two years from May 1, 2023 to April 30, 2025
Monthly rent			$ 1,590	RM 7,100
Lease Agreement One [Member] | Berjaya Steel Works Snd Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 1,500	RM 6,700
Lease Agreement Two [Member] | Berjaya Steel Works Snd Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 1,500	RM 6,700